Disclosure of financial instruments and risk management - Foreign currency risk (Details) - Jun. 30, 2022 - Foreign currency risk - Cash and cash equivalents SFr in Thousands, $ in Thousands	USD ($)	CHF (SFr)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $	$ 62,863
CHF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | SFr		SFr 110